Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
8.	INTANGIBLE ASSETS AND GOODWILL

		December 31,
	Note	2019	2020
		RMB	RMB

Intangible assets	(a)	3,738,338	3,230,126

(a)	Intangible assets

	December 31, 2019			December 31, 2020
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
	RMB	RMB	RMB	RMB	RMB	RMB

Amortized intangible assets:
Software	8,790,903	(8,022,565)	768,338	9,270,094	(9,009,968)	260,126
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-
Total amortized intangible assets	13,820,903	(13,052,565)	768,338	14,300,094	(14,039,968)	260,126

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

As of December 31, 2019 and 2020, accumulated amortization was RMB13,052,565 and RMB14,039,968 respectively. Below table provides the current year and estimated future amortization expense for amortized intangible assets. The Group based its projections of amortization expense shown below on existing asset balances as of December 31, 2020. Future amortization expense may vary from these projections.

Software
RMB

Year ended December 31, 2020 (actual)	987,402
Estimate for year ended December 31,
2021	237,098
2022	13,763
2023	516
2024	-
2025	-